5. Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease expense
December 31, 2019

Operating lease cost	$893

Other information:
Cash paid for amounts included in the measurement of lease liabilities	850
Operating cash flows from operating leases	—
Right-of-use assets obtained in exchange for new lease liabilities - operating leases	8
Weighted-average remaining lease term - operating leases	7.27
Weighted-average discount rate - operating leases	3.19%

Maturity analysis of operating lease liabilities
Maturity Analysis of Operating Lease Liabilities:	December 31, 2019
2020	$823
2021	793
2022	501
2023	393
2024	304
Thereafter	1,320
Total	4,134
Less: Imputed Interest	(487)
Operating Lease Liability	$3,647